Income Taxes (Details Narrative) $ in Thousands	Dec. 31, 2019 USD ($)
United States [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 4,044
Germany [Member] | EUR [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	178,883
Germany [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	200,707
R&D Investment Tax Credits [Member]
Disclosure of geographical areas [line items]
Unused tax credits for which no deferred tax asset recognised	$ 7,005